Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Uncertain income tax position
Unrecognized tax benefits	$ 0
Unrecognized tax benefits included in the consolidated balance sheets that would, if recognized, affect the effective tax rate	0
Accruals for interest or penalties	0	0
Federal | Research and development tax credit
Tax credit carryforwards
Tax credit carryforwards	1.9
California | Research and development tax credit
Tax credit carryforwards
Tax credit carryforwards	$ 2.0